UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2012

1-877-7PWRINC

1-877-779-7462

www.powerincomefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Power Income VIT Fund
PORTFOLIO REVIEW
June 30, 2012 (Unaudited)

The Fund's performance figures* for the period ending June 30, 2012, compared to its benchmarks:

		Since Inception **
Power Income Fund VIT Fund - Class 1		0.20%
Power Income Fund VIT Fund - Class 2		0.20%
Barclays Capital U.S. Aggregate Bond Index***		0.94%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-779-7462

** Inception date is April 30, 2012.

***  The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Mutual Funds	82.4%
Exchange Traded Funds	13.1%
Short-Term Investments	20.3%
Other, Cash & Cash Equivalents	(15.8)%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 82.4%
	DEBT FUND - 82.4%
55,851	Columbia High Yield Bond Fund	$ 158,059
7,174	Hartford High Yield Fund (The)	52,871
10,796	Ivy High Income Fund	89,825
5,000	Legg Mason Western Asset Global High Yield Bond Fund	34,450
44,144	Lord Abbett Bond - Debenture Fund, Inc.	344,324
13,469	Lord Abbett Investment Trust - Lord Abbett High Yield Fund	103,304
17,459	MainStay High Yield Corporate Bond Fund	103,357
10,511	Metropolitan West High Yield Bond Fund	105,631
24,927	MFS High Income Fund	85,999
17,500	Northeast Investors Trust	103,250
87,216	PIMCO High Yield Fund	809,361
19,078	PIMCO Total Return Fund	215,580
12,462	Pioneer High Yield Fund	122,500
9,480	Principal High Yield Fund	71,860
36,383	RidgeWorth SEIX High Yield Bond Fund	351,819
19,109	SEI Institutional Managed Trust - High Yield Bond Fund	137,773
11,029	Wells Fargo Advantage High Yield Bond Fund - US	34,410
6,133	Western Asset High Yield Fund	51,335
	TOTAL MUTUAL FUNDS (Cost - $2,966,085)	2,975,708

	EXCHANGE TRADED FUNDS - 13.1%
	DEBT FUNDS - 13.1%
2,592	iShares iBoxx $ High Yield Corporate Bond Fund	236,442
6,002	SPDR Barclays Capital High Yield Bond ETF	236,839
	TOTAL EXCHANGE TRADED FUNDS (Cost - $468,089)	473,281

	SHORT-TERM INVESTMENTS - 20.3%
731,230	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.36%*	731,230
	TOTAL SHORT-TERM INVESTMENTS (Cost - $731,230)

	TOTAL INVESTMENTS - 115.8% (Cost - $4,165,404)(a)	$ 4,180,219
	OTHER LIABILITIES LESS ASSETS - (15.8) %	(570,112)
	NET ASSETS - 100.0%	$ 3,610,107

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 16,153
	Unrealized depreciation	(1,338)
	Net unrealized appreciation	$ 14,815

* Money market fund; interest rate reflects effective yield on June 30, 2012.

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2012

ASSETS
Investment securities:
At cost	$ 4,165,404
At value	$ 4,180,219
Dividends and interest receivable	3,040
Receivable due from Advisor	14,098
TOTAL ASSETS	4,197,357

LIABILITIES
Payable for investments purchased	565,127
Fees payable to other affiliates	9,463
Dividends payable	1,596
Payable for Fund shares repurchased	505
Accrued expenses and other liabilities	10,559
TOTAL LIABILITIES	587,250
NET ASSETS	$ 3,610,107

Composition of Net Assets:
Paid in capital	$ 3,598,941
Undistributed net investment loss	(3,649)
Net unrealized appreciation of investments	14,815
NET ASSETS	$ 3,610,107

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$ 100
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 10.02

Class 2 Shares:
Net Assets	$ 3,610,007
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	360,333

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 10.02

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF OPERATIONS (a)
For the Period Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$ 3,369
Interest	502
TOTAL INVESTMENT INCOME	3,871

EXPENSES
Investment advisory fees	3,192
Distribution (12b-1) fees:
Class 2	1,596
Professional fees	7,030
Accounting services fees	5,370
Compliance officer fees	2,148
Custodian fees	1,151
Printing and postage expenses	1,151
Administrative services fees	1,086
Transfer agent fees	859
Trustees fees and expenses	767
Insurance expense	153
Other expenses	307
TOTAL EXPENSES	24,810
Less: Fees waived by the Advisor	(17,290)
NET EXPENSES	7,520

NET INVESTMENT LOSS	(3,649)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation on investments	14,815
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,166

(a) The Power Income VIT Fund commenced operations on April 30, 2012.

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (3,649)
Net change in unrealized appreciation of investments	14,815
Net increase in net assets resulting from operations	11,166

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 1	100
Class 2	3,928,530
Payments for shares redeemed:
Class 2	(329,689)
Net increase in net assets from shares of beneficial interest	3,598,941

TOTAL INCREASE IN NET ASSETS	3,610,107

NET ASSETS
Beginning of Period	-
End of Period *	$ 3,610,107
*Includes accumulated net investment loss of:	$ (3,649)

SHARE ACTIVITY
Class 1:
Shares Sold	10
Net increase in shares of beneficial interest outstanding	10

Class 2:
Shares Sold	393,367
Shares Redeemed	(33,034)
Net increase in shares of beneficial interest outstanding	360,333

(a) The Power Income VIT Fund commenced operations on April 30, 2012.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class 1
For the
Period Ended
June 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized gain
on investments	0.04
Total from investment operations	0.02

Net asset value, end of period	$ 10.02

Total return (3)	0.20%

Net assets, at end of period	$ 100

Ratio of expenses to average
net assets (4)	1.99%
Ratio of net investment loss
to average net assets (4,5)	(1.39)%

Portfolio Turnover Rate (3)	0%

(1) The Power Income VIT Fund's Class 1 and Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class 2
For the
Period Ended
June 30, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized gain
on investments	0.04
Total from investment operations	0.02

Net asset value, end of period	$ 10.02

Total return (3)	0.20%

Net assets, at end of period (000s)	$ 3,610

Ratio of expenses to average
net assets (4)	2.44%
Ratio of net investment loss
to average net assets (4,5)	(1.18)%

Portfolio Turnover Rate (3)	0%

(1) The Power Income VIT Fund's Class 1 and Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2012

1.

ORGANIZATION

The Power Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return from income and capital appreciation with capital preservation as a secondary objective.  The Fund commenced operations on April 30, 2012.

The Fund currently offers two classes of shares:  Class 1 shares and Class 2 shares. Classes 1 and 2 shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2012

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,975,708	$ -	$ -	$ 2,975,708
Exchange Traded Funds	473,281	-	-	473,281
Money Market Funds	731,230	-	-	731,230
Total	$ 4,180,219	$ -	$ -	$ 4,180,219

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and 2 during the current period presented.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2012

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,434,174 and $0, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. W.E. Donoghue & Co., Inc. serves as the Fund’s investment advisor (the “Advisor”).  The Fund  has employed Gemini Fund
Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended June 30, 2012, the Adviser earned advisory fees of $3,192.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 28, 2014, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the period ended June 30, 2012, the Adviser waived fees and reimbursed expenses of $17,290.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares and is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board the Fund pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Fund pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2012

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of June 30, 2012, Jefferson National Life Insurance Co. and Nationwide Life Insurance Co. held approximately 66% & 34% of the voting securities of Class 2 shares respectively for the benefit of others.

8. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Power Income VIT Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2012

As a shareholder of the Power Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Power Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	4/30/2012	6/30/2012	4/30/2012 – 6/30/2012
Class 1	2.00%	$1,000.00	$1,002.00	$3.39
Class 2	2.50%	$1,000.00	$1,002.00	$4.24

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical **	Annualized Expense	Account Value	Account Value	During Period ***
(5% return before expenses)	Ratio	1/1/2012	6/30/2012	1/1/2012 – 6/30/2012
Class 1	2.00%	$1,000.00	$1,014.92	$10.02
Class 2	2.50%	$1,000.00	$1,012.43	$12.51

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (62) divided by the number of days in the fiscal year (366).

** Please note that while Class 1 and Class 2 shares commenced operations on April 30, 2012, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period January 1, 2012 to June 30, 2012.

***Expenses are equal to the Fund’s annualized expense ratio multiple by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Power Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2012

Approval of Advisory Agreement –Power Income VIT Fund

In connection with the regular meeting held on March 28, 2012, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., Inc. (“Donoghue” or the “Adviser”) and the Trust, on behalf of Power Income VIT Fund (the “Portfolio”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the modeled investment performance of the Adviser’s investment strategy and appropriate indices with respect to the modeled performance; (b) the resources available with respect to compliance with the Portfolio’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of W.E. Donoghue’s operations, quality of its compliance infrastructures, and the experience of the Fund management team.  They reviewed financial information about the firm provided by the firm.  The Board concluded that the Adviser would be able to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its past performance.  However, the Trustees considered the performance of the retail Fund which the Adviser manages with a similar investment strategy since its inception, as well as the Adviser’s separate account performance. The Board concluded that the Adviser has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the Adviser proposed to charge an annual advisory fee of 2.75% of the average net assets of the Fund.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to its peer group, and compared the advisory fee to the Adviser’s fees for separate account management and the retail fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, were reasonable.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Power Income VIT Fund, and whether there is the potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the information provided by the Adviser regarding the expected asset growth, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered any potential ancillary profits to be realized by the Adviser from affiliated brokerage activities related to the Fund.  The Trustees concluded that because of the Fund's expected asset level, the Board was satisfied that the Adviser's level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from each adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that each advisory fee structure is reasonable and that approval of the agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR

W.E. Donoghue & Co., Inc.

629 Washington Street

Norwood, MA 02062

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/10/12